Long-Term Debt - Schedule of Total Amount of Liabilities Classified by Currency, Linkage Terms and Interest Rates (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule Of Debt [Line Items]
Variable interest bearing Loans	$ 7,552	$ 8,309